Note Payable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 03, 2014
Purchase of equipment	$ 35,025	$ 4,600
Note Payable	28,144
Notes Payable for Purchase of RV Heartland Road Warrior
Purchase of equipment	5,000
Debt Instrument, Face Amount				30,015
Debt Instrument, Interest Rate				4.12%
Debt instrument, due date	Mar. 10, 2021
Debt instrument, monthly payment	$ 412